INVENTORY	6 Months Ended
Jun. 30, 2023
INVENTORY

6. INVENTORY

As at	June 30, 2023	December 31, 2022
Finished goods	$996,241	$542,934
Parts	647,744	513,008
	$1,643,985	$1,055,942

During the three and six months ended June 30, 2023, $1,259,183 (2022 - $1,085,783) and $2,272,064 (2022 - $2,247,294) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $77,047 (2022 -$nil) and $199,647 (2022 - $nil) respectively.

Cost of sales consist of the following:

For the six months ended	June 30, 2023	June 30, 2022
Inventory	$2,272,064	$2,247,294
Consulting and services	215,801	323,654
Other	102,109	13,990
	$2,589,974	$2,584,938